Property and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment

	December 31, 2019
	Cost $	Accumulated depreciation $	Net book value $
Leasehold improvements	110,477	24,675	85,802
Computer equipment	18,141	10,989	7,152
Fulfillment robots	3,220	197	3,023
Office furniture and equipment	25,821	10,400	15,421
	157,659	46,261	111,398

	December 31, 2018
	Cost $	Accumulated depreciation $	Net book value $
Leasehold improvements	63,402	16,498	46,904
Computer equipment	14,293	7,540	6,753
Office furniture and equipment	14,092	6,137	7,955
	91,787	30,175	61,612

During the years ended December 31, 2019 and 2018, the Company retired and disposed of computer equipment with an original cost of $693 and $26,201, respectively. There was no gain or loss recognized in the Consolidated Statements of Operations and Comprehensive Loss as a result of the disposal of these assets.
The following table illustrates the classification of depreciation in the Consolidated Statements of Operations and Comprehensive Loss:

	Years ended
	December 31, 2019 $	December 31, 2018 $
Cost of revenues	1,253	5,950
Sales and marketing	4,929	4,087
Research and development	7,940	4,900
General and administrative	2,657	1,968
	16,779	16,905